Other Intangible Assets (Schedule of Estimated Amortization Expense Relating to Intangible Assets) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Other Intangible Assets [Abstract]
2019	$ 29,274
2020	28,934
2021	28,775
2022	7,791
2023	8,106
Thereafter	4,394
Net book value of other intangible assets	$ 107,274